Label	Element	Value
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen 5–15 Year Laddered Tax Exempt Bond Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks current income that is exempt from regular federal income tax.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 173 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2026, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax (“AMT”). The Fund will generally invest in tax-exempt bonds that have a final maturity of between five and fifteen years. In pursuing its investment objective, the Fund seeks to weight investment in tax-exempt bonds such that at the time of investment in a particular bond at least 5% and not more than 15% of the Fund’s net assets (calculated based on the face (par) value of each tax-exempt bond) is invested in tax-exempt bonds with a final maturity in each year within the five- to fifteen-year maturity range. When a municipal security has a final maturity of less than five years, the Fund normally intends to sell that security within a year and reinvest the proceeds in securities with maturities in the five- to fifteen-year range. The Fund’s portfolio is “laddered” by investing in municipal obligations with different final maturities so that some obligations age out of the five- to fifteen-year maturity range during each year. The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality, which are usually called “high-yield” or “junk bonds.” Securities of non-investment-grade quality are speculative in nature.

The Fund may also invest in other municipal securities including bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel for the issuers at the time of issuance, is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from AMT). Some of these securities may also be exempt from certain state and local income taxes. The Fund generally defines final maturity as (i) the stated final maturity of a bond, whether or not callable; (ii) the first call date of an existing pre-refunded bond; (iii) the earliest put date of a put bond; or (iv) the monthly re-set date of a municipal floating-rate bond or obligation. All municipal obligations maturing within a calendar year will be defined as having the same final maturity. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Municipal securities are often issued to raise funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities such as water and sewer works.

The Fund does not have a specific target for its average portfolio duration. As of May 31, 2026, the duration of the Fund’s benchmark index, the Bloomberg 10-Year Municipal Bond Index, was 5.86 years.

The Fund may invest up to 20% of its assets in private activity bonds. Private activity bonds are tax-exempt bonds whose proceeds are used to finance private, for-profit organizations. The interest on these securities (including the Fund’s distribution of that interest) may be a preference item for purposes of the AMT. The AMT is a special tax system that ensures that individuals and certain corporations pay at least some federal taxes. Income from securities that are a preference item is included in the computation of the AMT.

The Fund can also invest in other municipal securities, including certificates of participation, municipal leases, municipal obligation components and municipal custody receipts. In addition, the Fund can invest in municipal bonds secured by mortgages on single-family homes and multi-family projects. The Fund’s investments in these securities are subject to prepayment and extension risk. All of the Fund’s assets are dollar-denominated securities.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The Fund pursues superior returns using historical yield spread and credit analysis to identify and invest in undervalued market sectors and individual securities. The Fund usually sells investments that Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s sub-adviser, believes to be overvalued on a relative basis.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	The Fund will generally invest in tax-exempt bonds that have a final maturity of between five and fifteen years. In pursuing its investment objective, the Fund seeks to weight investment in tax-exempt bonds such that at the time of investment in a particular bond at least 5% and not more than 15% of the Fund’s net assets (calculated based on the face (par) value of each tax-exempt bond) is invested in tax-exempt bonds with a final maturity in each year within the five- to fifteen-year maturity range. When a municipal security has a final maturity of less than five years, the Fund normally intends to sell that security within a year and reinvest the proceeds in securities with maturities in the five- to fifteen-year range. The Fund’s portfolio is “laddered” by investing in municipal obligations with different final maturities so that some obligations age out of the five- to fifteen-year maturity range during each year. The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality, which are usually called “high-yield” or “junk bonds.” Securities of non-investment-grade quality are speculative in nature.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax (“AMT”).
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I and Class R6 over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

As of August 1, 2018, certain changes were made to the Fund’s investment strategy. As a result, the Fund’s performance may differ from the performance information shown below for the period prior to August 1, 2018 as the Fund did not employ a laddering approach during this period. The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen 5–15 Year Laddered Tax Exempt Bond Fund
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 1.36%.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best quarter: 6.94%, for the quarter ended December 31, 2023. Worst quarter: -6.78%, for the quarter ended March 31, 2022.
Performance Table Heading	oef_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	oef_ThirtyDayYieldPhone	800-842-2252
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Principal investment risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money over short or long periods by investing in this Fund.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Interest Rate Risk (a type of Market Risk)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest Rate Risk (a type of Market Risk)—The risk that changes in interest rates can adversely affect the value or liquidity of, and income generated by, fixed-income investments. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are changing. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. In general, changing interest rates, including rates that fall below zero, or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell fixed-income investments. When interest rates change, the values of longer duration fixed-income securities usually change more than the values of shorter duration fixed-income securities. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Issuer Risk (often called Financial Risk)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Credit Risk (a type of Issuer Risk)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing, or may be perceived (whether by market participants, rating agencies, pricing services or otherwise) as not able or willing, to meet interest or principal payments when the payments become due. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of investment, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an investment.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Credit Spread Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit Spread Risk—The risk that credit spreads (i.e., the difference in yield between securities that is due to differences in each security’s respective credit quality) may increase when market participants believe that bonds generally have a greater risk of default, which could result in a decline in the market values of the Fund’s debt securities.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | State and Municipal Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• State and Municipal Investment Risk—Because the Fund invests significantly in tax-exempt bonds and other municipal securities, events affecting states and municipalities may adversely affect the Fund’s investments and its performance. These events may include severe financial difficulties and continued budget deficits, economic or political policy changes, tax base erosion, state constitutional limits on tax increases, and changes in the credit ratings assigned to state and municipal issuers of debt instruments.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Market Volatility, Liquidity and Valuation Risk (types of Market Risk)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Income Volatility Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Illiquid Investments Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Active Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Active Management Risk—The risk that Nuveen Asset Management’s strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives and/or strategies and may not produce the desired results or expected returns.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Call Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Non-Investment-Grade Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically speculative in nature, in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Downgrade Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Downgrade Risk—The risk that securities are subsequently downgraded should Nuveen Asset Management and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Tax Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Tax Risk—Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or the non-compliant conduct of a bond issuer.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk—The risks associated with investing in derivatives, including futures, options, swaps, forwards, and other fixed-income derivative instruments, and other similar instruments (referred to collectively as “derivatives”) may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, and include leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. The Fund may use more complex derivatives that might be particularly susceptible to liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested. Derivatives used for hedging or risk management may not operate as intended, may expose the Fund to other risks, and may be insufficient to protect the Fund from the risks they were intended to hedge.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Bloomberg Municipal Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.34%
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Bloomberg 10-Year Municipal Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg 10-Year Municipal Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.54%
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 15.00
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 358
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,059
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.21%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.28%)	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.47%	[2]
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect estimate for the current fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	140
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	248
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 563
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.99%
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.34%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	105
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	187
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 427
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	1.36%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	6.94%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(6.78%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.08%
Annual Return [Percent]	oef_AnnlRtrPct	(0.80%)
Annual Return [Percent]	oef_AnnlRtrPct	4.91%
Annual Return [Percent]	oef_AnnlRtrPct	1.64%
Annual Return [Percent]	oef_AnnlRtrPct	7.84%
Annual Return [Percent]	oef_AnnlRtrPct	4.33%
Annual Return [Percent]	oef_AnnlRtrPct	1.31%
Annual Return [Percent]	oef_AnnlRtrPct	(9.05%)
Annual Return [Percent]	oef_AnnlRtrPct	6.08%
Annual Return [Percent]	oef_AnnlRtrPct	0.78%
Annual Return [Percent]	oef_AnnlRtrPct	4.75%
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class R6 | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.97%
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class R6 | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.14%

[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.65% of average daily net assets for Class A shares; (ii) 0.45% of average daily net assets for Class I shares; and (iii) 0.30% of average daily net assets for Class R6 shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2027, unless changed with approval of the Board of Trustees.

[2]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.00% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
[3]	Restated to reflect estimate for the current fiscal year.